Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Fixed non-cancellable revenues under time charter contracts [Abstract]
Schedule Of Fixed Non CancelableTime Charter Contracts [Table Text Block]
Period	Amount
Year 1	$100,652
Year 2	11,854
Total	$112,506